Submission	Oct. 07, 2025
Submission [Line Items]
Central Index Key	0002011954
Registrant Name	Twin Hospitality Group Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A